Related Party Balances and Transactions (Details) - Schedule of Ordinary Course of Business - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Schedule of Ordinary Course of Business [Abstract]
Asset management service income	[1]	$ 241,688		$ 241,325		$ 480,621		$ 481,268
Commission expenses			[2]	7,183	[2]		[2]	56,017	[2]	$ 48,398	[3]	$ 181,359	[3]
Office and operating fee charge		1,742,332	[4]	499,161	[4]	3,772,045	[4]	1,004,307	[4]	3,190,064	[5]	2,463,553	[5]
General and administrative expense allocated	[6]	1,722		272,190		1,722		545,836
Purchase of investment from holding company	[7]			6,560,122				6,560,122
Purchase of office building from holding company	[8]							5,896,301
Payment of special dividends to holding company			[9]		[9]		[9]	$ 47,000,000	[9]	$ 47,000,000	[10]		[10]

[1]	Under the management agreement, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
[2]	Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.
[3]	Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.
[4]	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the holding company for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the holding company. Also, the holding company charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.
[5]	Pursuant to the service agreement, the Company agreed to pay the office and operating expenses to the shareholder for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the shareholder. Also, the shareholder charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.
[6]	Certain amounts of general and administrative expenses were allocated by the holding company.
[7]	The Company purchased 4,158,963 shares of Investment A from the holding company and the transaction was completed on April 20, 2022 based on the historical cost to the holding company.
[8]	The Company purchased an office building from the holding company in January 2022, based on its historical carrying amount.
[9]	On January 18, 2022, TAG Asia Capital Holdings Limited approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAG Asia Capital Holdings Limited. The dividends were paid by offsetting the receivable due from holding company and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.
[10]	On January 18, 2022, TAC approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAC. The dividends were paid by offsetting the receivable due from the shareholder amounted to $29,561,195 and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.